REVENUES	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
REVENUES
NOTE 17 - REVENUES

	For the year ended December 31,
	2024	2023	2022
	US Dollars in thousands
Revenue from the sale of integrated POS devices	91,677	84,406	68,726
Recurring revenue:
SaaS revenue	88,494	58,920	45,274
Payment processing fee	133,842	92,165	59,514
	222,336	151,085	104,788
	314,013	235,491	173,514